SHARE BASED COMPENSATION - Outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	2,118,395	1,816,302
Weighted Average Remaining Contractual Life (Years) - outstanding	5 years	5 years
Weighted Average Exercise Price / Share - outstanding	$ 8.23	$ 8.95
Number of options exercisable (in shares) | Options	1,490,643	1,190,288
Weighted Average Exercise Price / Share - exercisable	$ 7.68	$ 7.66
2.30 - 5.00
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	246,450	254,060
Weighted Average Remaining Contractual Life (Years) - outstanding	2 years	3 years
Weighted Average Exercise Price / Share - outstanding	$ 3.05	$ 3.02
Number of options exercisable (in shares) | Options	233,218	182,930
Weighted Average Exercise Price / Share - exercisable	$ 3.05	$ 3.17
5.01 - 5.60
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	200,000	200,000
Weighted Average Remaining Contractual Life (Years) - outstanding	1 year	2 years
Weighted Average Exercise Price / Share - outstanding	$ 5.60	$ 5.60
Number of options exercisable (in shares) | Options	200,000	200,000
Weighted Average Exercise Price / Share - exercisable	$ 5.60	$ 5.60
5.61 - 8.62
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,116,655	632,858
Weighted Average Remaining Contractual Life (Years) - outstanding	5 years	4 years
Weighted Average Exercise Price / Share - outstanding	$ 7.76	$ 7.80
Number of options exercisable (in shares) | Options	792,677	632,858
Weighted Average Exercise Price / Share - exercisable	$ 7.92	$ 7.80
8.63 - 33.30
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	555,290	729,384
Weighted Average Remaining Contractual Life (Years) - outstanding	7 years	8 years
Weighted Average Exercise Price / Share - outstanding	$ 12.43	$ 12.93
Number of options exercisable (in shares) | Options	264,748	174,500
Weighted Average Exercise Price / Share - exercisable	$ 12.63	$ 14.20
Minimum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	2.30	2.30
Minimum | 5.01 - 5.60
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.01	5.01
Minimum | 5.61 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.61	5.61
Minimum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.63	8.63
Maximum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.00	5.00
Maximum | 5.01 - 5.60
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.60	5.60
Maximum | 5.61 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.62	8.62
Maximum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	$ 33.30	$ 33.30